Supplement to the

Fidelity® Government Money Market Fund (SPAXX), Fidelity Money Market Fund (SPRXX), Fidelity Treasury
Money Market Fund (FLTXX), and Fidelity Treasury Only Money Market Fund (FDLXX)

Funds of Fidelity Hereford Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

The following information replaces similar information found the in "Investment Policies and Limitations" section on page 3

Concentration

For Fidelity® Government Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of Fidelity Government Money Market Fund's and Fidelity Treasury Money Market Fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company (FMR) looks through to the U.S. Government securities.

For purposes of each of Fidelity Government Money Market Fund's, Fidelity Treasury Money Market Fund's, and Fidelity Treasury Only Money Market Fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Government Money Market Fund	none	none
Fidelity Money Market Fund	none	none
Fidelity Treasury Money Market Fund	none	none
Fidelity Treasury Only Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
SMFB-14-01  December 16, 2014
1.713588.122
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Government Money Market Fund	$1 - $10,000	none	none	none
Fidelity Money Market Fund	none	none	none	none
Fidelity Treasury Money Market Fund	none	none	none	none
Fidelity Treasury Only Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Government Money Market Fund	none	none	none	none
Fidelity Money Market Fund	none	none	none	none
Fidelity Treasury Money Market Fund	none	none	none	none
Fidelity Treasury Only Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000